Revenues (Details) - Schedule of disaggregated by geographical region - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Americas
Total Revenues	$ 627,598,000	$ 651,483,000	$ 607,219,000
Revenues recognized over time [Member]
Americas
Total Revenues	139,495,000	146,207,000	143,613,000
Revenues recognized in point in time [Member]
Americas
Total Revenues	488,103,000	505,276,000	463,606,000
Total Americas [Member]
Americas
Total Revenues	389,770,000	415,428,000	388,323,000
Total EMEA [Member]
Americas
Total Revenues	155,942,000	141,660,000	130,296,000
Total Asia Pacific [Member]
Americas
Total Revenues	81,886,000	94,395,000	88,600,000
Products
Americas
Total Revenues	433,741,000	452,124,000	417,557,000
Products | Revenues recognized over time [Member]
Americas
Total Revenues
Products | Revenues recognized in point in time [Member]
Americas
Total Revenues	433,741,000	452,124,000	417,557,000
Systems [Member] | Total Americas [Member]
Americas
Total Revenues	108,998,000	130,959,000	124,311,000
Systems [Member] | Total EMEA [Member]
Americas
Total Revenues	51,617,000	53,527,000	42,077,000
Systems [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	27,031,000	40,106,000	33,110,000
Consumables [Member] | Total Americas [Member]
Americas
Total Revenues	132,820,000	130,775,000	121,245,000
Consumables [Member] | Total EMEA [Member]
Americas
Total Revenues	75,468,000	61,703,000	61,192,000
Consumables [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	37,807,000	35,054,000	35,623,000
Service [Member] | Revenues recognized over time [Member]
Americas
Total Revenues	139,495,000	146,207,000	143,613,000
Service [Member] | Revenues recognized in point in time [Member]
Americas
Total Revenues	54,362,000	53,152,000	46,049,000
Service [Member] | Total Americas [Member]
Americas
Total Revenues	147,952,000	153,694,000	142,767,000
Service [Member] | Total EMEA [Member]
Americas
Total Revenues	28,857,000	26,430,000	27,027,000
Service [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	$ 17,048,000	$ 19,235,000	$ 19,867,000